-------------------------------
                         Semiannual Report June 30, 1999
                         -------------------------------

                              O P P E N H E I M E R

                              Capital Appreciation
                                     Fund/VA
                 A Series of Oppenheimer Variable Account Funds





                               [Graphic of Flower]





                           [OppenheimerFunds(R) Logo]
                               OppenheimerFunds(R)
                             THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA
--------------------------------------------------------------------------------


================================================================================
Objective
Oppenheimer Capital Appreciation Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation from investments in securities in well-known and established companies. The Fund's focus is in securities of mid- and large-cap companies with a history of earnings and dividend growth. Prior to May 1, 1999, the Fund was named Oppenheimer Growth Fund.


================================================================================
Narrative by Jane Putnam, Portfolio Manager
Oppenheimer Capital Appreciation Fund/VA provided a cumulative total return of 15.82% for the six-month period that ended June 30, 1999.(1)
         The first half of 1999 was marked by a dramatic shift in investor expectations. In early January, fear of a slowdown in the United States economy was still prevalent, as trading partners in Asia and Latin America remained in a weakened condition due to currency devaluations that occurred a few months earlier. At the same time, many Wall Street analysts forecasted that U.S. corporate earnings were likely to decline in the year 2000 compared to 1999. As a result, investors favored high-growth companies because growth was perceived to be scarce.
         However, by April, first quarter earnings results were surprisingly positive. Rather than heading toward a recession, the U.S. economy continued to boom and the global economic crisis appeared to be fading. Growth was no longer scarce, and thus, investors were no longer willing to pay as high a premium for it.
         As a result, investors turned their attention to lower-priced companies with good earnings. That preference helped our relative performance, since an important aim of the Fund is to invest in companies that are not unreasonably priced.
         One of the best industries to invest in during the period was communication equipment, which benefited from a recovering global economy. An improving economy creates a greater demand for expanded telephone networks, cellular telephone products and services, and Internet access. For example, Nokia Corp., which dominated the wireless communication field, was a good example of a company that we believed has very high growth prospects, yet sold at a reasonable stock price.(2)
         The industrial services industry was also a strong performer during the period. This is an economically cyclical industry, as more garbage and waste is generated when the economy grows. The leading company in the industry was Waste Management, Inc., which was one of the Fund's biggest positions. The company also benefited from the industry's trend towards consolidation, which improved profitability.
         With the world economy healing, interest rates have risen substantially--the 30-year U.S. Treasury bond rose above 6%, up from 4.7% last fall. Rising interest rates are not good for the stock market because bonds become relatively more attractive and because corporate borrowing costs increase. Typically, financial companies, particularly banks, are especially hard hit by rising interest rates because they cannot raise lending rates as fast as they must raise the rates paid to depositors.
         However, our financial holdings have performed well because the impact of the positives of the improved global economy outweighed those negative factors. In 1999 so far, the financial stocks in the portfolio, such as Citigroup, Inc., have shown surprisingly strong earnings growth.
         One of the Fund's biggest disappointments has been the pharmaceutical industry, where earnings growth has slowed. Investors sold high-priced stocks of companies and used the funds to buy lower-priced cyclical companies. In addition, the cruise-line companies, which had been great performers over the past few years, performed poorly during the first half of 1999, partly due to travel fears arising from the conflict in Kosovo.


Because the stock market can be volatile, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1-800-525-7048 or visit our website, www.oppenheimerfunds.com.
1. Includes changes in net asset value per share and does not include the charges associated with the separate account products, which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.


2                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Oppenheimer Variable Account Funds--Oppenheimer Capital Appreciation Fund/VA
--------------------------------------------------------------------------------


================================================================================
In 1998 and early 1999, we faced a difficult situation because investors were willing to pay virtually any price for growth. Our current view is that the market is still expensive, trading at twice the normal relationship between stock price and corporate profits. However, we believe that the Fund is better positioned to take advantage of the current market environment in which investors are keenly examining stock prices.
         Meanwhile, our portfolio's average ratio of stock price to corporate profits is about the same as the overall market, yet earnings growth of the companies in the portfolio is about three times as great. That confirms our belief that we can own solid growth companies without paying an unreasonable price for them, which is why Oppenheimer Capital Appreciation Fund/VA is part of The Right Way to Invest.




                    Oppenheimer Capital Appreciation Fund/VA                   3

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


                                                                     Market Value
                                                  Shares             Note 1
================================================================================
Common Stocks--95.2%

================================================================================
Basic Materials--1.6%
--------------------------------------------------------------------------------
Chemicals--1.3%
Lafarge Corp.                                     115,000            $ 4,075,312
--------------------------------------------------------------------------------
PPG Industries, Inc.                              110,000              6,496,875
--------------------------------------------------------------------------------
Union Carbide Corp.                                55,000              2,681,250
                                                                     -----------
                                                                      13,253,437
--------------------------------------------------------------------------------
Paper--0.3%
Boise Cascade Corp.                                40,000              1,715,000
--------------------------------------------------------------------------------
Rayonier, Inc.                                     32,400              1,613,925
                                                                     -----------
                                                                       3,328,925

================================================================================
Capital Goods--7.5%
--------------------------------------------------------------------------------
Electrical Equipment--1.8%
Dionex Corp.(1)                                    45,500              1,842,750
--------------------------------------------------------------------------------
Sanmina Corp.(1)                                  181,000             13,733,375
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                   155,000              3,255,000
                                                                     -----------
                                                                      18,831,125
--------------------------------------------------------------------------------
Industrial Services--3.0%
Allied Waste Industries, Inc.(1)                  215,000              4,246,250
--------------------------------------------------------------------------------
Coflexip SA, Sponsored ADR                         49,200              2,140,200
--------------------------------------------------------------------------------
Republic Services, Inc.(1)                        140,000              3,465,000
--------------------------------------------------------------------------------
Waste Management, Inc.                            385,000             20,693,750
                                                                     -----------
                                                                      30,545,200
--------------------------------------------------------------------------------
Manufacturing--2.7%
Corning, Inc.                                     180,000             12,622,500
--------------------------------------------------------------------------------
Cummins Engine Co., Inc.                           35,600              2,033,650
--------------------------------------------------------------------------------
Herman Miller, Inc.                               110,000              2,310,000
--------------------------------------------------------------------------------
Tyco International Ltd.                           112,022             10,614,084
                                                                     -----------
                                                                      27,580,234

================================================================================
Communication Services--3.0%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--1.4%
Embratel Participacoes SA, ADR(1)                  80,000              1,110,000
--------------------------------------------------------------------------------
Global Crossing Ltd.(1)                            48,106              2,050,518
--------------------------------------------------------------------------------
MCI WorldCom, Inc.(1)                             126,000             10,843,875
                                                                     -----------
                                                                      14,004,393
--------------------------------------------------------------------------------
Telephone Utilities--0.7%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                  110,000              4,372,500
--------------------------------------------------------------------------------
Telesp Participacoes SA, ADR                      115,000              2,630,625
                                                                     -----------
                                                                       7,003,125

4                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                     Market Value
                                                  Shares             Note 1
--------------------------------------------------------------------------------
Telecommunications: Wireless--0.9%
ICG Communications, Inc.(1)                       130,000            $ 2,778,750
--------------------------------------------------------------------------------
Intermedia Communications, Inc.(1)                105,000              3,150,000
--------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.(1)           67,000              2,445,500
--------------------------------------------------------------------------------
Telesp Celular Participacoes SA, ADR               50,000              1,337,500
                                                                     -----------
                                                                       9,711,750

================================================================================
Consumer Cyclicals--15.6%
--------------------------------------------------------------------------------
Autos & Housing--5.6%
Arvin Industries, Inc.                             99,300              3,760,987
--------------------------------------------------------------------------------
Centex Corp.                                      166,000              6,235,375
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                       121,050              4,569,637
--------------------------------------------------------------------------------
Ford Motor Co.                                    265,000             14,955,937
--------------------------------------------------------------------------------
Gentex Corp.(1)                                   248,000              6,944,000
--------------------------------------------------------------------------------
Southdown, Inc.                                   145,000              9,316,250
--------------------------------------------------------------------------------
Toll Brothers, Inc.(1)                            156,200              3,348,537
--------------------------------------------------------------------------------
USG Corp.                                         160,000              8,960,000
                                                                     -----------
                                                                      58,090,723
--------------------------------------------------------------------------------
Consumer Services--2.7%
Budget Group, Inc., Cl. A(1)                      287,000              3,533,687
--------------------------------------------------------------------------------
Hertz Corp., Cl. A                                 53,000              3,286,000
--------------------------------------------------------------------------------
Omnicom Group, Inc.                               180,000             14,400,000
--------------------------------------------------------------------------------
Young & Rubicam, Inc.(1)                          144,500              6,565,719
                                                                   -------------
                                                                      27,785,406
--------------------------------------------------------------------------------
Leisure & Entertainment--3.0%
Callaway Golf Co.                                 170,000              2,486,250
--------------------------------------------------------------------------------
Carnival Corp.                                    365,000             17,702,500
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                              75,000              4,078,125
--------------------------------------------------------------------------------
Harrah's Entertainment, Inc.(1)                   185,000              4,070,000
--------------------------------------------------------------------------------
Mandalay Resort Group(1)                          100,000              2,112,500
                                                                     -----------
                                                                      30,449,375
--------------------------------------------------------------------------------
Media--0.4%
News Corp. Ltd., Sponsored ADR                    120,000              4,237,500
--------------------------------------------------------------------------------
Retail: General--1.2%
Dayton Hudson Corp.                                70,000              4,550,000
--------------------------------------------------------------------------------
K Mart Corp.(1)                                   300,000              4,931,250
--------------------------------------------------------------------------------
Nordstrom, Inc.                                    90,000              3,015,000
                                                                     -----------
                                                                      12,496,250
--------------------------------------------------------------------------------
Retail: Specialty--1.2%
AutoNation, Inc.(1)                               190,000              3,384,375
--------------------------------------------------------------------------------
CSK Auto Corp.(1)                                  49,000              1,323,000
--------------------------------------------------------------------------------
TJX Cos., Inc.                                    190,000              6,329,375
--------------------------------------------------------------------------------
Zale Corp.(1)                                      20,000                800,000
                                                                     -----------
                                                                      11,836,750


                    Oppenheimer Capital Appreciation Fund/VA                   5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                     Market Value
                                                  Shares             Note 1
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--1.5%
Jones Apparel Group, Inc.(1)                      195,000            $ 6,690,937
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.(1)                           125,000              9,187,500
                                                                     -----------
                                                                      15,878,437


================================================================================
Consumer Staples--13.5%
--------------------------------------------------------------------------------
Beverages--1.1%
Seagram Company Ltd. (The)                        217,500             10,956,563
--------------------------------------------------------------------------------
Broadcasting--2.9%
CBS Corp.(1)                                      185,000              8,035,938
--------------------------------------------------------------------------------
Chancellor Media Corp.(1)                         150,000              8,268,750
--------------------------------------------------------------------------------
Infinity Broadcasting Corp., Cl. A(1)             259,000              7,705,250
--------------------------------------------------------------------------------
Rogers Communications, Inc., Cl. B(1)             276,300              4,415,056
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A(1)          100,000              1,637,500
                                                                     -----------
                                                                      30,062,494
--------------------------------------------------------------------------------
Entertainment--3.7%
Brinker International, Inc.(1)                    110,000              2,990,625
--------------------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                        80,000              3,145,000
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                      380,000             16,625,000
--------------------------------------------------------------------------------
Time Warner, Inc.                                 180,000             13,230,000
--------------------------------------------------------------------------------
Wendy's International, Inc.                        80,000              2,265,000
                                                                     -----------
                                                                      38,255,625
--------------------------------------------------------------------------------
Food--1.2%
Del Monte Foods Co.(1)                            250,000              4,187,500
--------------------------------------------------------------------------------
IBP, Inc.                                         190,000              4,512,500
--------------------------------------------------------------------------------
Keebler Foods Co.(1)                              130,000              3,948,750
                                                                     -----------
                                                                      12,648,750
--------------------------------------------------------------------------------
Food & Drug Retailers--3.1%
CVS Corp.                                         270,000             13,702,500
--------------------------------------------------------------------------------
Kroger Co.(1)                                     110,000              3,073,125
--------------------------------------------------------------------------------
Safeway, Inc.(1)                                  310,000             15,345,000
                                                                     -----------
                                                                      32,120,625
--------------------------------------------------------------------------------
Household Goods--1.5%
Avon Products, Inc.                               287,000             15,928,500

================================================================================
Energy--3.4%
--------------------------------------------------------------------------------
Energy Services--1.6%
Coastal Corp.                                     150,000              6,000,000
--------------------------------------------------------------------------------
Halliburton Co.                                   180,000              8,145,000
--------------------------------------------------------------------------------
Varco International, Inc.(1)                      240,000              2,625,000
                                                                     -----------
                                                                      16,770,000
--------------------------------------------------------------------------------
Oil: Domestic--1.2%
Mobil Corp.                                       110,000             10,890,000
--------------------------------------------------------------------------------
Texaco, Inc.                                       29,000              1,812,500
                                                                     -----------
                                                                      12,702,500


6                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                     Market Value
                                                  Shares             Note 1
--------------------------------------------------------------------------------
Oil: International--0.6%
Total Fina SA, Sponsored ADR(1)                   100,000            $ 6,443,750

================================================================================
Financial--11.6%
--------------------------------------------------------------------------------
Banks--2.2%
BankBoston Corp.                                   70,000              3,578,750
--------------------------------------------------------------------------------
Chase Manhattan Corp.                             148,280             12,844,755
--------------------------------------------------------------------------------
Fleet Financial Group, Inc.                       150,000              6,656,250
                                                                     -----------
                                                                      23,079,755
--------------------------------------------------------------------------------
Diversified Financial--5.2%
Associates First Capital Corp., Cl. A             135,000              5,982,188
--------------------------------------------------------------------------------
Citigroup, Inc.                                   342,748             16,280,530
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)(1)                 52,200              3,771,450
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          70,000              5,595,625
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  135,000             13,837,500
--------------------------------------------------------------------------------
Price (T. Rowe) Associates, Inc.                   60,000              2,302,500
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                             50,000              5,493,750
                                                                     -----------
                                                                      53,263,543
--------------------------------------------------------------------------------
Insurance--3.4%
Allstate Corp.                                    140,000              5,022,500
--------------------------------------------------------------------------------
American International Group, Inc.                 42,117              4,930,321
--------------------------------------------------------------------------------
Conseco, Inc.                                     215,000              6,544,063
--------------------------------------------------------------------------------
Equitable Cos., Inc.                              120,000              8,040,000
--------------------------------------------------------------------------------
Progressive Corp.                                  70,000             10,150,000
                                                                     -----------
                                                                      34,686,884
--------------------------------------------------------------------------------
Real Estate Investment Trusts--0.8%
Boston Properties, Inc.                           240,000              8,610,000

================================================================================
Healthcare--5.4%
--------------------------------------------------------------------------------
Healthcare/Drugs--3.5%
Amgen, Inc.(1)                                    115,000              7,000,625
--------------------------------------------------------------------------------
Elan Corp. plc, ADR(1)                            400,000             11,100,000
--------------------------------------------------------------------------------
Genzyme Corp. (General Division)(1)                40,000              1,940,000
--------------------------------------------------------------------------------
Genzyme Surgical Products(1)                       14,320                 63,098
--------------------------------------------------------------------------------
Pfizer, Inc.                                       50,000              5,487,500
--------------------------------------------------------------------------------
Schering-Plough Corp.                             205,600             10,896,800
                                                                     -----------
                                                                      36,488,023
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.9%
Baxter International, Inc.                        100,000              6,062,500
--------------------------------------------------------------------------------
Boston Scientific Corp.(1)                        100,000              4,393,750
--------------------------------------------------------------------------------
Cardinal Health, Inc.                             100,000              6,412,500
--------------------------------------------------------------------------------
Quintiles Transnational Corp.(1)                   50,000              2,100,000
--------------------------------------------------------------------------------
Safeskin Corp.(1)                                  90,000              1,080,000
                                                                     -----------
                                                                      20,048,750


                    Oppenheimer Capital Appreciation Fund/VA                   7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                     Market Value
                                                  Shares             Note 1
================================================================================
Technology--30.8%
--------------------------------------------------------------------------------
Computer Hardware--3.2%
Apple Computer, Inc.(1)                           100,000           $  4,631,250
--------------------------------------------------------------------------------
EMC Corp.(1)                                      180,000              9,900,000
--------------------------------------------------------------------------------
Gateway, Inc.(1)                                  100,000              5,900,000
--------------------------------------------------------------------------------
Lexmark International Group, Inc., Cl. A(1)        70,000              4,624,375
--------------------------------------------------------------------------------
Seagate Technology, Inc.(1)                       320,000              8,200,000
                                                                    ------------
                                                                      33,255,625
--------------------------------------------------------------------------------
Computer Software--9.7%
BMC Software, Inc.(1)                             240,000             12,960,000
--------------------------------------------------------------------------------
Compuware Corp.(1)                                135,400              4,307,413
--------------------------------------------------------------------------------
Microsoft Corp.(1)                                460,000             41,486,250
--------------------------------------------------------------------------------
Novell, Inc.(1)                                   630,000             16,695,000
--------------------------------------------------------------------------------
Oracle Corp.(1)                                   260,000              9,652,500
--------------------------------------------------------------------------------
Peoplesoft, Inc.(1)                               150,000              2,587,500
--------------------------------------------------------------------------------
PLATINUM Technology International, Inc.(1)         67,100              1,954,288
--------------------------------------------------------------------------------
Unisys Corp.(1)                                   122,000              4,750,375
--------------------------------------------------------------------------------
Veritas Software Corp.(1)                          65,000              6,170,938
                                                                    ------------
                                                                     100,564,264
--------------------------------------------------------------------------------
Communications Equipment--10.6%
Alcatel SA, Sponsored ADR                         155,000              4,398,125
--------------------------------------------------------------------------------
CIENA Corp.(1)                                    210,000              6,339,375
--------------------------------------------------------------------------------
Cisco Systems, Inc.(1)                            450,000             28,996,875
--------------------------------------------------------------------------------
General Instrument Corp.(1)                       260,000             11,050,000
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                         130,000              8,766,875
--------------------------------------------------------------------------------
Nokia Corp., A Shares, Sponsored ADR              310,000             28,384,375
--------------------------------------------------------------------------------
QUALCOMM, Inc.(1)                                  70,000             10,045,000
--------------------------------------------------------------------------------
Tellabs, Inc.(1)                                  180,000             12,161,250
                                                                    ------------
                                                                     110,141,875
--------------------------------------------------------------------------------
Electronics--7.3%
Atmel Corp(1)                                     135,000              3,535,313
--------------------------------------------------------------------------------
Flextronics International Ltd.(1)                 100,000              5,550,000
--------------------------------------------------------------------------------
LSI Logic Corp.(1)                                115,000              5,304,375
--------------------------------------------------------------------------------
Micron Technology, Inc.(1)                        170,000              6,853,125
--------------------------------------------------------------------------------
National Semiconductor Corp.(1)                   325,000              8,226,563
--------------------------------------------------------------------------------
Novellus Systems, Inc.(1)                          88,000              6,006,000
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            75,000             10,875,000
--------------------------------------------------------------------------------
Vitesse Semiconductor Corp.(1)                    301,100             20,305,431
--------------------------------------------------------------------------------
Waters Corp.(1)                                   170,000              9,031,250
                                                                    ------------
                                                                      75,687,057

8                   Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                              Shares                Note 1
================================================================================
Transportation--1.2%
--------------------------------------------------------------------------------
Railroads & Truckers--1.2%
Kansas City Southern Industries, Inc.             140,000         $    8,933,750
--------------------------------------------------------------------------------
Navistar International Corp.(1)                    70,000              3,500,000
                                                                  --------------
                                                                      12,433,750

================================================================================
Utilities--1.6%
--------------------------------------------------------------------------------
Electric Utilities--0.4%
Potomac Electric Power Co.                        130,000              3,826,875
--------------------------------------------------------------------------------
Gas Utilities--1.2%
--------------------------------------------------------------------------------
Enron Corp.                                        65,000              5,313,750
--------------------------------------------------------------------------------
Williams Cos., Inc. (The)                         160,000              6,810,000
                                                                  --------------
                                                                      12,123,750
                                                                  --------------
Total Common Stocks (Cost $715,364,513)                              985,131,588


                                              Principal
                                              Amount
================================================================================
Repurchase Agreements--4.5%
--------------------------------------------------------------------------------

Repurchase agreement with First Chicago
Capital Markets, 4.80%, dated 6/30/99,
to be repurchased at $47,306,307 on
7/1/99, collateralized by U.S. Treasury
Nts., 5.50%-8%, 11/30/99-7/15/06, with a
value of $39,930,718, U.S. Treasury
Bonds, 6%-9.25%, 2/15/16-2/15/26, with a
value of $8,361,817 (Cost $47,300,000)        $47,300,000             47,300,000

--------------------------------------------------------------------------------
Total Investments, at Value (Cost $762,664,513)      99.7%         1,032,431,588
--------------------------------------------------------------------------------
Other Assets Net of Liabilities                       0.3              2,631,043
                                              -----------         --------------
Net Assets                                          100.0%        $1,035,062,631
                                              ===========         ==============

1. Non-income producing security.

See accompanying Notes to Financial Statements.



                    Oppenheimer Capital Appreciation Fund/VA                   9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==============================================================================================
Assets
Investments, at value (cost $762,664,513)--see accompanying statement           $1,032,431,588
----------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     9,206,017
Shares of beneficial interest sold                                                   1,079,026
Interest and dividends                                                                 588,963
Other                                                                                    4,777
                                                                                --------------
Total assets                                                                     1,043,310,371

==============================================================================================
Liabilities
Bank overdraft                                                                         190,399
----------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                5,449,848
Shares of beneficial interest redeemed                                               2,529,066
Shareholder reports                                                                     10,287
Custodian fees                                                                           7,848
Other                                                                                   60,292
                                                                                --------------
Total liabilities                                                                    8,247,740

==============================================================================================
Net Assets                                                                      $1,035,062,631
                                                                                ==============

==============================================================================================
Composition of Net Assets
Paid-in capital                                                                 $  711,963,517
----------------------------------------------------------------------------------------------
Undistributed net investment income                                                  1,113,604
----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions      52,218,435
----------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                           269,767,075
                                                                                --------------
Net assets--applicable to 25,398,360 shares of beneficial
interest outstanding                                                            $1,035,062,631
                                                                                ==============

==============================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                $40.75

See accompanying Notes to Financial Statements.

10                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------


==============================================================================================
Investment Income
Dividends (net of foreign withholding taxes of $21,282)                           $  2,677,012
----------------------------------------------------------------------------------------------
Interest                                                                             1,582,718
                                                                                  ------------
Total income                                                                         4,259,730

==============================================================================================
Expenses
Management fees--Note 4                                                              3,058,919
----------------------------------------------------------------------------------------------
Registration and filing fees                                                            47,540
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             13,583
----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                             11,411
----------------------------------------------------------------------------------------------
Insurance expenses                                                                       2,618
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                   1,095
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                    1,051
----------------------------------------------------------------------------------------------
Total expenses                                                                       3,136,217
Less expenses paid indirectly--Note 1                                                   (5,204)
                                                                                  ------------
Net expenses                                                                         3,131,013

==============================================================================================
Net Investment Income                                                                1,128,717

==============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                         52,967,586
Foreign currency transactions                                                         (369,453)
                                                                                  ------------
Net realized gain                                                                   52,598,133

----------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                         78,526,240
Translation of assets and liabilities denominated in foreign currencies                 57,437
                                                                                  ------------
Net change                                                                          78,583,677
Net realized and unrealized gain                                                   131,181,810

==============================================================================================
Net Increase in Net Assets Resulting from Operations                              $132,310,527
                                                                                  ============

See accompanying Notes to Financial Statements.

                    Oppenheimer Capital Appreciation Fund/VA                  11

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                             Six Months Ended     Year Ended
                                                                             June 30, 1999        December 31,
                                                                             (Unaudited)          1998
==============================================================================================================
Operations
Net investment income                                                        $    1,128,717       $  3,036,249
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                52,598,133         32,507,950
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                            78,583,677         99,933,565
                                                                             --------------       ------------
Net increase in net assets resulting from operations                            132,310,527        135,477,764

==============================================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                                             (2,974,252)        (3,939,379)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                            (32,671,363)       (47,530,889)

==============================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest
  transactions--Note 2                                                          169,848,023        190,636,226

==============================================================================================================
Net Assets
Total increase                                                                  266,512,935        274,643,722
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                             768,549,696        493,905,974
                                                                             --------------       ------------
End of period (including undistributed net investment
income of $1,113,604 and $2,959,139, respectively)                           $1,035,062,631       $768,549,696
                                                                             ==============       ============

See accompanying Notes to Financial Statements.

12                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                       Six Months
                                                       Ended
                                                       June 30, 1999  Year Ended December 31,
                                                       (Unaudited)    1998         1997          1996          1995          1994
===================================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                   $36.67         $32.44       $27.24        $23.55        $17.68        $17.70
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .03            .13          .25           .15           .25           .22
Net realized and unrealized gain (loss)                  5.62           7.28         6.62          5.46          6.10          (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                  5.65           7.41         6.87          5.61          6.35           .17
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.13)          (.24)        (.15)         (.25)         (.22)         (.15)
Distributions from net realized gain                    (1.44)         (2.94)       (1.52)        (1.67)         (.26)         (.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                         (1.57)         (3.18)       (1.67)        (1.92)         (.48)         (.19)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $40.75         $36.67       $32.44        $27.24        $23.55        $17.68
                                                       ======         ======       ======        ======        ======        ======

===================================================================================================================================
Total Return, at Net Asset Value(1)                     15.82%         24.00%       26.68%        25.20%        36.65%         0.97%

===================================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)           $1,035,063       $768,550     $493,906      $285,920      $117,710       $63,283
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  889,822       $609,246     $390,447      $152,466      $ 88,803       $59,953
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                    0.26%          0.50%        1.02%         1.08%         1.46%         1.38%
Expenses(3)                                              0.71%          0.75%        0.75%         0.81%(4)      0.79%         0.58%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(5)                                 34%            56%          66%           65%           58%           54%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

2. Annualized for periods less than one full year.

3. Beginning in fiscal 1995, the expense ratio reflects the effect of expenses paid indirectly by the Fund. Prior year expense ratios have not been adjusted.

4. The expense ratio was 0.79% net of the voluntary reimbursement by the Manager.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1999, were $429,124,486 and $278,216,041, respectively.

See accompanying Notes to Financial Statements.

                    Oppenheimer Capital Appreciation Fund/VA                  13

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies
Oppenheimer Capital Appreciation Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund operated under the name Oppenheimer Growth Fund through April 30, 1999. The Fund's investment objective is to seek capital appreciation by investing in securities of well-known established companies. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

14                  Oppenheimer Capital Appreciation Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                           Six Months Ended June 30, 1999            Year Ended December 31, 1998
                                           ----------------------------------        ------------------------------
                                           Shares             Amount                 Shares             Amount
-------------------------------------------------------------------------------------------------------------------
Sold                                       6,226,849         $ 238,497,608           8,866,513         $293,095,063
Dividends and distributions reinvested       958,989            35,645,615           1,565,397           51,470,268
Redeemed                                  (2,743,679)         (104,295,200)         (4,699,071)        (153,929,105)
                                          ----------         -------------          ----------         ------------
Net increase                               4,442,159         $ 169,848,023           5,732,839         $190,636,226
                                          ==========         =============          ==========         ============


================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $269,767,075 was composed of gross appreciation of $298,970,652, and gross depreciation of $29,203,577.


================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 1999, was 0.69% of average annual net assets.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

                    Oppenheimer Capital Appreciation Fund/VA                  15

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds

================================================================================
Officers and Trustees                James C. Swain, Chairman and Chief
                                        Executive Officer
                                     Bridget A. Macaskill, President
                                     Robert G. Avis, Trustee
                                     William A. Baker, Trustee
                                     Jon S. Fossel, Trustee
                                     Sam Freedman, Trustee
                                     Raymond J. Kalinowski, Trustee
                                     C. Howard Kast, Trustee
                                     Robert M. Kirchner, Trustee
                                     Ned M. Steel, Trustee
                                     Jane Putnam, Vice President
                                     Andrew J. Donohue, Vice President
                                        and Secretary
                                     Brian W. Wixted, Vice President
                                        and Treasurer
                                     Robert G. Zack, Assistant Secretary
                                     Robert J. Bishop, Assistant Treasurer
                                     Scott T. Farrar, Assistant Treasurer


================================================================================
Investment Advisor                   OppenheimerFunds, Inc.

================================================================================
Transfer Agent                       OppenheimerFunds Services

================================================================================
Custodian of Portfolio Securities    The Bank of New York

================================================================================
Independent Auditors                 Deloitte & Touche LLP

================================================================================
Legal Counsel                        Myer, Swanson, Adams & Wolf, P.C.


                                     The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                                     This is a copy of a report to shareholders of Oppenheimer Capital Appreciation Fund/VA. This report must be preceded or accompanied by a Prospectus of Oppenheimer Capital Appreciation Fund/VA. For material information concerning the Fund, see the Prospectus.

                                     Shares of Oppenheimer funds are not
                                     deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.



16                  Oppenheimer Capital Appreciation Fund/VA